Consolidated Statements of Changes in Redeemable Noncontrolling Interest, Convertible Preferred Shares, and Shareholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 20, 2023	Mar. 16, 2023
Condensed Consolidated Statements of Changes in Redeemable Noncontrolling Interest, Convertible Preferred Shares, and Shareholders' Equity (Deficit)
Transaction costs	$ 4.0	$ 4.0
Issuance of shares, Transaction costs		$ 9.8
Exchange ratio for Class A ordinary shares pursuant to the business combination		108.083	108.083	108.083	108.083